As filed with the Securities and Exchange Commission on August 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Kenneth E. Steben
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
 (Name and address of agent for service)

(240) 631-7600
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2019 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate/Yield	Amount/Shares	Value
ASSET BACKED SECURITIES: 0.93%
Capital Auto Receivables Asset Trust 2018-2, A2 (b)	02/22/2021	3.020%	$161,487	$161,846
Dell Equipment Finance Trust 2018-1, A2B (a)(b)	10/22/2020	2.704% (1 Month LIBOR USD + 0.300%)	68,555	68,569
GM Financial Automobile Leasing Trust 2018-1, A2A	04/20/2020	2.390%	56,034	56,030
GM Financial Automobile Leasing Trust 2018-3, A2A	09/21/2020	2.890%	140,002	140,183
GM Financial Consumer Automobile Receivables Trust 2018-2, A2A	05/17/2021	2.550%	142,520	142,619
Navient Student Loan Trust 2018-2A, A1 (a)(b)	03/25/2067	2.644% (1 Month LIBOR USD + 0.240%)	8,345	8,343
SMB Private Education Loan Trust 2017-B, A1 (a)(b)	06/17/2024	2.664% (1 Month LIBOR USD + 0.270%)	37,720	37,714
Tesla Auto Lease Trust 2018-A, A (b)	12/20/2019	2.320%	20,004	19,995
TOTAL ASSET BACKED SECURITIES (Cost $634,603)				635,299

CORPORATE BONDS: 22.57%
Finance and Insurance: 10.70%
AIA Group Ltd. (a)(b)(c)	09/20/2021	2.907% (3 Month LIBOR USD + 0.520%)	1,000,000	999,030
Bank of America Corp. (a)	07/21/2021	3.252% (3 Month LIBOR USD + 0.660%)	1,000,000	1,003,181
Bank of America Corp. (a)	04/24/2023	3.581% (3 Month LIBOR USD + 1.000%)	1,000,000	1,007,849
Cigna Corp. (b)	09/17/2021	3.400%	1,000,000	1,019,183
Citigroup, Inc. (a)	01/10/2020	3.374% (3 Month LIBOR USD + 0.790%)	650,000	651,961
JPMorgan Chase & Co. (a)	04/25/2023	3.480% (3 Month LIBOR USD + 0.900%)	2,000,000	2,008,927
SunTrust Bank/Atlanta GA	05/17/2022	2.800%	600,000	607,563
				7,297,694
Information: 1.52%
NBCUniversal Media LLC	04/01/2021	4.375%	1,000,000	1,036,760

Manufacturing: 4.27%
Abbott Laboratories	11/30/2021	2.900%	1,500,000	1,524,398
Altria Group, Inc.	05/05/2021	4.750%	250,000	260,334
United Technologies Corp.	08/16/2021	3.350%	1,100,000	1,124,153
				2,908,885
Mining, Quarrying, and Oil and Gas Extraction: 0.66%
Enterprise Products Operating LLC	02/15/2021	2.800%	150,000	151,006
Shell International Finance BV (c)	05/11/2020	2.125%	300,000	299,936
				450,942
Professional, Scientific, and Technical Services: 2.13%
Amgen, Inc. (a)	05/11/2020	2.985% (3 Month LIBOR USD + 0.450%)	1,450,000	1,453,589

Retail Trade: 2.18%
CVS Health Corp.	06/01/2021	2.125%	1,500,000	1,489,810

Wholesale Trade: 1.11%
Allergan Funding SCS (a)(c)	03/12/2020	3.691% (3 Month LIBOR USD + 1.255%)	750,000	754,787
TOTAL CORPORATE BONDS (Cost $15,325,178)				15,392,467

MORTGAGE BACKED SECURITIES: 1.47%
Citigroup Commercial Mortgage Trust 2015-GC33, XA (d)(e)	09/10/2058	1.080%	2,278,344	101,651
Citigroup Commercial Mortgage Trust 2017-C4, XA (d)(e)	10/14/2050	1.262%	4,457,659	302,720
GS Mortgage Securities Trust 2013-GC16, B (d)	11/10/2046	5.161%	206,000	226,082
WFRBS Commercial Mortgage Trust 2014-C22, AS (d)	09/17/2057	4.069%	350,000	371,616
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,013,352)				1,002,069

SHORT-TERM INVESTMENTS: 49.81%
COMMERCIAL PAPER: 12.29%
Brown-Forman Corp. (b)	07/17/2019	1.220%	500,000	499,314
CenterPoint Energy, Inc. (b)	07/25/2019	2.096%	500,000	499,056
CME Group, Inc. (b)	07/10/2019	1.352%	400,000	399,681

DBS Bank Ltd. (b)(c)	07/09/2019	0.699%	490,000	489,641
Emerson Electric Co. (b)	07/19/2019	1.534%	500,000	499,315
Engie (b)(c)	08/02/2019	1.853%	500,000	498,834
Enterprise Products Operating LLC (b)	07/02/2019	0.101%	500,000	499,861
Intercontinental Exchange, Inc. (b)	07/10/2019	0.752%	500,000	499,578
Koch Industries, Inc. (b)	07/11/2019	0.862%	500,000	499,579
Nationwide Building Society (b)(c)	07/08/2019	0.537%	500,000	499,663
Nationwide Life Insurance (b)	07/26/2019	1.748%	500,000	499,075
Novartis Finance Corp. (b)	07/17/2019	1.772%	500,000	499,385
Nutrien Ltd. (b)(c)	07/10/2019	1.113%	500,000	499,572
OCBC Ltd. (b)	07/03/2019	0.177%	500,000	499,834
TD Bank (b)(c)	07/15/2019	1.341%	500,000	499,434
United HealthCare Corp. (b)	07/31/2019	2.223%	500,000	498,851
WEC Energy Group, Inc. (b)	07/18/2019	1.870%	500,000	499,298
TOTAL COMMERCIAL PAPER (Cost $8,381,638)				8,379,971

MONEY MARKET FUND: 4.45%
STIT-Government & Agency Portfolio - Institutional Class, 2.255% (f)(g)			3,034,470	3,034,470
TOTAL MONEY MARKET FUND (Cost $3,034,470)				3,034,470

US GOVERNMENT NOTES/BONDS: 33.07%
United States Treasury Note/Bond	07/31/2019	1.375%	7,250,000	7,244,735
United States Treasury Note/Bond	08/15/2019	3.625%	5,175,000	5,183,559
United States Treasury Note/Bond	10/31/2019	1.250%	5,650,000	5,633,227
United States Treasury Note/Bond	11/30/2019	1.750%	4,500,000	4,492,793
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $22,539,957)				22,554,314
TOTAL SHORT-TERM INVESTMENTS (Cost $33,956,065)				33,968,755

TOTAL INVESTMENTS (Cost $50,929,198): 74.78%				50,998,590
Other Assets in Excess of Liabilities, 25.22%				17,197,413
TOTAL NET ASSETS, 100.00%				$68,196,003

(a)	Variable rate security. The rate reported is the rate in effect as of 6/30/2019.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the fair value of these securities total $10,694,651 which represents 15.68% of total net assets.

(c)
Foreign issued security. At June 30, 2019, the breakdown by country is as follows: Canada - 1.46%, France - 0.73%, Hong Kong - 1.47%, Luxembourg - 1.11%, Netherlands - 0.44%, Singapore - 0.72%, United Kingdom - 0.73%.

(d)	Variable rate security. Coupon is based on weighted average coupon of the underlying collateral. Rate disclosed as of 6/30/2019.
(e)
Interest only.  Represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.  The principal amount shown represents the par value on the underlying pool.  The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments.  As a result, interest income may be reduced considerably.

(f)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
(g)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.
(h)
Includes assets to satisfy the margin requirements for derivative contracts which is included as deposits with brokers for derivative instruments on the Consolidated Statement of Assets and Liabilities.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2019 (Unaudited)

Forward Currency Contracts(a)
			Currency to be Received		Currency to be Delivered		Value/	Value/
	Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
	Amount	Expiration Date	Abbreviation	June 30, 2019	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$1,401,191	Jul 02 2019	CAD	$1,402,024	AUD	$1,401,191	$833	$–
	1,138,886	Jul 02 2019	CAD	1,139,563	EUR	1,138,886	677	–
	100,000	Jul 02 2019	CNH	100,068	USD	100,000	68	–
	610,825	Jul 02 2019	JPY	610,800	CAD	610,825	–	(25)
	100,000	Jul 03 2019	CNH	99,975	USD	100,000	–	(25)
	1,700,000	Jul 05 2019	KRW	1,741,602	USD	1,700,000	41,602	–
	600,000	Jul 05 2019	TWD	606,238	USD	600,000	6,238	–
	100,000	Jul 08 2019	CLP	102,314	USD	100,000	2,314	–
	100,000	Jul 08 2019	COP	101,211	USD	100,000	1,211	–
	100,000	Jul 10 2019	CLP	102,298	USD	100,000	2,298	–
	1,700,000	Jul 12 2019	KRW	1,744,886	USD	1,700,000	44,886	–
	600,000	Jul 12 2019	TWD	608,683	USD	600,000	8,683	–
	200,000	Jul 15 2019	CLP	205,284	USD	200,000	5,284	–
	100,000	Jul 15 2019	COP	101,719	USD	100,000	1,719	–
	3,542,387	Jul 17 2019	AUD	3,582,904	USD	3,542,387	40,517	–
	2,637,222	Jul 17 2019	BRL	2,664,528	USD	2,637,222	27,306	–
	2,639,572	Jul 17 2019	CAD	2,689,196	USD	2,639,572	49,624	–
	2,685,006	Jul 17 2019	CHF	2,709,326	USD	2,685,006	24,320	–
	4,166,821	Jul 17 2019	EUR	4,179,931	USD	4,166,821	13,110	–
	3,678,581	Jul 17 2019	GBP	3,673,762	USD	3,678,581	–	(4,819)
	3,302,397	Jul 17 2019	JPY	3,306,995	USD	3,302,397	4,598	–
	1,265,524	Jul 17 2019	MXN	1,266,174	USD	1,265,524	650	–
	2,769,295	Jul 17 2019	NOK	2,794,177	USD	2,769,295	24,882	–
	2,085,575	Jul 17 2019	NZD	2,130,567	USD	2,085,575	44,992	–
	1,596,241	Jul 17 2019	PLN	1,610,572	USD	1,596,241	14,331	–
	1,698,592	Jul 17 2019	RUB	1,720,314	USD	1,698,592	21,722	–
	2,911,017	Jul 17 2019	SEK	2,941,010	USD	2,911,017	29,993	–
	492,792	Jul 17 2019	TRY	497,172	USD	492,792	4,380	–
	1,417,507	Jul 17 2019	ZAR	1,471,766	USD	1,417,507	54,259	–
	1,700,000	Jul 19 2019	KRW	1,699,495	USD	1,700,000	–	(505)
	600,000	Jul 19 2019	TWD	598,170	USD	600,000	–	(1,830)
	200,000	Jul 22 2019	CLP	200,273	USD	200,000	273	–
	100,000	Jul 22 2019	COP	101,325	USD	100,000	1,325	–
	600,000	Jul 22 2019	TWD	604,979	USD	600,000	4,978	–
	1,700,000	Jul 24 2019	KRW	1,709,016	USD	1,700,000	9,016	–
	100,000	Jul 25 2019	CLP	100,884	USD	100,000	884	–
	100,000	Jul 25 2019	COP	99,117	USD	100,000	–	(883)
	1,300,000	Jul 25 2019	KRW	1,299,173	USD	1,300,000	–	(827)
	400,000	Jul 25 2019	TWD	398,733	USD	400,000	–	(1,267)
Total Purchase Contracts				52,716,224		52,239,431	486,973	(10,181)

Sale Contracts:
$400,000	Jul 01 2019	USD	$398,660	RUB	$400,000	$1,340	$–
1,401,191	Jul 02 2019	CAD	1,404,294	AUD	1,401,191	–	(3,103)
610,825	Jul 02 2019	JPY	610,957	CAD	610,825	–	(132)
1,069,821	Jul 02 2019	USD	1,069,175	CAD	1,069,821	646	–
1,138,886	Jul 02 2019	CAD	1,137,488	EUR	1,138,886	1,398	–
400,000	Jul 02 2019	USD	398,045	RUB	400,000	1,955	–
1,700,000	Jul 05 2019	USD	1,738,863	KRW	1,700,000	–	(38,863)
600,000	Jul 05 2019	USD	605,833	TWD	600,000	–	(5,833)
100,000	Jul 08 2019	USD	102,606	CLP	100,000	–	(2,606)
100,000	Jul 08 2019	USD	102,823	COP	100,000	–	(2,823)
100,000	Jul 10 2019	USD	102,232	CLP	100,000	–	(2,232)
1,700,000	Jul 12 2019	USD	1,741,895	KRW	1,700,000	–	(41,895)
600,000	Jul 12 2019	USD	606,518	TWD	600,000	–	(6,518)
200,000	Jul 15 2019	USD	204,677	CLP	200,000	–	(4,677)
100,000	Jul 15 2019	USD	101,216	COP	100,000	–	(1,216)
3,893,842	Jul 17 2019	USD	3,955,245	AUD	3,893,842	–	(61,403)
2,075,702	Jul 17 2019	USD	2,095,229	BRL	2,075,702	–	(19,527)
2,061,650	Jul 17 2019	USD	2,078,015	CAD	2,061,650	–	(16,365)
3,466,843	Jul 17 2019	USD	3,509,808	CHF	3,466,843	–	(42,965)
4,062,317	Jul 17 2019	USD	4,100,204	EUR	4,062,317	–	(37,887)
3,410,104	Jul 17 2019	USD	3,432,234	GBP	3,410,104	–	(22,130)
3,953,553	Jul 17 2019	USD	3,966,537	JPY	3,953,553	–	(12,984)
614,920	Jul 17 2019	USD	614,910	MXN	614,920	10	–
2,400,832	Jul 17 2019	USD	2,444,611	NOK	2,400,832	–	(43,779)
2,312,080	Jul 17 2019	USD	2,365,803	NZD	2,312,080	–	(53,723)
912,734	Jul 17 2019	USD	927,218	PLN	912,734	–	(14,484)
987,503	Jul 17 2019	USD	1,000,429	RUB	987,503	–	(12,926)
3,306,846	Jul 17 2019	USD	3,365,930	SEK	3,306,846	–	(59,084)
191,871	Jul 17 2019	USD	193,060	TRY	191,871	–	(1,189)
1,148,606	Jul 17 2019	USD	1,204,752	ZAR	1,148,606	–	(56,146)
1,700,000	Jul 19 2019	USD	1,745,313	KRW	1,700,000	–	(45,313)
600,000	Jul 19 2019	USD	609,060	TWD	600,000	–	(9,060)
200,000	Jul 22 2019	USD	205,359	CLP	200,000	–	(5,359)
100,000	Jul 22 2019	USD	101,743	COP	100,000	–	(1,743)
600,000	Jul 22 2019	USD	598,241	TWD	600,000	1,759	–
1,700,000	Jul 24 2019	USD	1,699,751	KRW	1,700,000	249	–
100,000	Jul 25 2019	USD	100,187	CLP	100,000	–	(187)
100,000	Jul 25 2019	USD	99,368	COP	100,000	632	–
1,300,000	Jul 25 2019	USD	1,308,364	KRW	1,300,000	–	(8,364)
400,000	Jul 25 2019	USD	398,389	TWD	400,000	1,611	–
1,300,000	Jul 26 2019	USD	1,299,313	KRW	1,300,000	687	–
400,000	Jul 26 2019	USD	398,900	TWD	400,000	1,100	–
100,000	Jul 29 2019	USD	100,168	CLP	100,000	–	(168)
100,000	Jul 29 2019	USD	99,109	COP	100,000	891	–
1,000,000	Aug 08 2019	USD	1,009,691	CNH	1,000,000	–	(9,691)
300,000	Aug 08 2019	USD	304,251	TRY	300,000	–	(4,251)
Total Sale Contracts			55,656,474		55,020,126	12,278	(648,626)
Net Forward Currency Contracts			(2,940,250)		(2,780,695)	499,251	(658,807)
Net Unrealized Depreciation							(159,556)

Currency Abbreviations:
	AUD	AUSTRALIAN DOLLAR	MXN	MEXICAN PESO
	BRL	BRAZILIAN REAL	NOK	NORWEGIAN KRONE
	CAD	CANADIAN DOLLAR	NZD	NEW ZEALAND DOLLAR
	CHF	SWISS FRANC	PLN	POLISH ZLOTY
	CLP	CHILEAN PESO	RUB	RUSSIAN RUBLE
	CNH	CHINESE RANMINBI (YUAN) OFFSHORE	SEK	SWEDISH KRONA
	COP	COLOMBIAN PESO	TRY	TURKISH LIRA
	EUR	EURO	TWD	NEW TAIWAN DOLLAR
	GBP	BRITISH POUND	USD	U.S. DOLLAR
	JPY	JAPANESE YEN	ZAR	SOUTH AFRICAN RAND
	KRW	SOUTH KOREAN WON

(a)	Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2019.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2019
(Unaudited)
Futures Contracts
		Number of
		Contracts		Value/	Value/
	Notional	Purchased /	Expiration	Unrealized Appreciation	Unrealized (Depreciation)
Description	Amount	(Sold)	Month- Year
Purchase Contracts:
LME Lead (a)(b)	$47,925	1	Jul-19	-	(2,002)
LME Zinc (a)(b)	64,050	1	Jul-19	-	(7,539)
Cocoa (a)	22,491	1	Jul-19	36	-
White Sugar (ICE) (a)	16,420	1	Jul-19	-	(371)
LME Nickel (a)(b)	75,834	1	Jul-19	1,246	-
Amsterdam Index	892,967	7	Jul-19	-	(2,642)
CAC40 10 Euro	1,447,062	23	Jul-19	9,517	-
Omxs30 Index	593,416	34	Jul-19	7,370	-
Sgx Nifty 50	355,140	15	Jul-19	610	-
LME Nickel (a)(b)	75,886	1	Jul-19	4,807	-
FTSE China A50	135,050	10	Jul-19	2,036	-
Hang Seng Index	2,006,958	11	Jul-19	8,611	-
HSCEI	416,107	6	Jul-19	2,867	-
Mini H-Shr Index	13,870	1	Jul-19	-	(21)
Mini Hsi Index	36,490	1	Jul-19	429	-
MSCI Sing Index Ets	475,133	17	Jul-19	3,821	-
MSCI Taiwan Index	502,450	13	Jul-19	-	(941)
Brent Crude (a)	906,360	14	Jul-19	25,642	-
Brent Last Day Financials (a)	64,740	1	Jul-19	-	(931)
Gasoline Rbob (a)	159,314	2	Jul-19	-	(12,499)
LME Nickel (a)(b)	75,925	1	Aug-19	4,079	-
LME Copper (a)(b)	149,837	1	Aug-19	-	(2,379)
WTI Crude (a)	58,520	1	Aug-19	-	(971)
LME Copper (a)(b)	149,858	1	Aug-19	-	(794)
LME Nickel (a)(b)	76,070	1	Aug-19	1,697	-
LME Lead (a)(b)	48,277	1	Aug-19	3,449	-
LME Zinc (a)(b)	62,581	1	Aug-19	-	(1,434)
LME Nickel (a)(b)	76,103	1	Aug-19	-	(207)
Gold 100 Oz (a)	4,806,580	34	Aug-19	181,854	-
Brent Crude (a)	64,350	1	Aug-19	-	(1,021)
Gasoline Rbob (a)	77,872	1	Aug-19	-	(428)
Ny Harb Ulsd (a)	81,782	1	Aug-19	-	(1,048)
Euro Buxl 30Y Bond	922,870	4	Sep-19	25,265	-
Euro-Bobl	7,337,844	48	Sep-19	21,398	-
Euro-BTP	2,901,538	19	Sep-19	83,721	-
Euro-Bund	6,678,371	34	Sep-19	55,435	-
Euro-Oat	2,624,632	14	Sep-19	71,098	-
Euro-Schatz	3,319,662	26	Sep-19	5,801	-
Short-Term Euro-BTP	887,507	7	Sep-19	7,889	-
10Yr Mini JGB	3,568,613	25	Sep-19	10,908	-
Kospi2 Index	60,278	1	Sep-19	-	(112)
Japanese 10Y Bond (Ose)	2,853,963	2	Sep-19	11,151	-
Nikkei 225 Mini	39,438	2	Sep-19	416	-
Cocoa (a)	167,095	7	Sep-19	-	(3,927)

Wheat (a)	237,263	9	Sep-19	-	(3,754)
Aust 10Y Bond	6,442,555	93	Sep-19	26,245	-
Aust 3Yr Bond	7,790,621	112	Sep-19	15,897	-
Chf Currency	0	0	Sep-19	-	(4,314)
Dollar Index	191,332	2	Sep-19	-	(1,591)
Japanese Yen Currency	816,463	7	Sep-19	307	-
Mexican Peso	488,870	19	Sep-19	184	-
LME Copper (a)(b)	149,900	1	Sep-19	1,509	-
LME Nickel (a)(b)	533,610	7	Sep-19	17,482	-
LME Pri Alum (a)(b)	225,031	5	Sep-19	1,829	-
Canadian 10Yr Bond	5,020,641	46	Sep-19	41,926	-
FTSE/JSE Top 40	74,451	2	Sep-19	-	(146)
S&P/Tsx 60 Index	1,642,503	11	Sep-19	4,865	-
Spi 200	2,072,136	18	Sep-19	19,637	-
U.S. 10Yr Note (CBT)	10,237,500	80	Sep-19	172,009	-
U.S. 10Yr Ultra	1,519,375	11	Sep-19	35,825	-
U.S. Long Bond (CBT)	4,979,000	32	Sep-19	121,788	-
U.S. Ultra Bond (CBT)	887,813	5	Sep-19	31,206	-
Dax Index	1,056,480	3	Sep-19	8,695	-
DJIA Mini e-CBOT	3,191,160	24	Sep-19	2,454	-
E-Mini Russ 2000	313,420	4	Sep-19	5,745	-
Euro Stoxx 50	1,615,888	41	Sep-19	10,143	-
FTSE 100 Index	935,829	10	Sep-19	803	-
FTSE/Mib Index	240,565	2	Sep-19	-	(1,441)
Mini FTSE/Mib	48,113	2	Sep-19	-	(169)
Nasdaq 100 E-Mini	4,616,250	30	Sep-19	17,963	-
S&P500 E-mini	5,299,560	36	Sep-19	30,706	-
STOXX 600 Utilities	17,966	1	Sep-19	-	(285)
Stoxx Europe 600	152,428	7	Sep-19	-	(544)
XAF Financials	319,010	4	Sep-19	1,926	-
S&P Real Estate E-mini	44,525	1	Sep-19	-	(1,214)
Long Gilt	8,108,276	49	Sep-19	30,289	-
Palladium (a)	153,760	1	Sep-19	17,138	-
U.S. 2Yr Note (CBT)	13,986,680	65	Sep-19	63,166	-
U.S. 5Yr Note (CBT)	12,051,938	102	Sep-19	57,625	-
WTI Crude (a)	58,220	1	Oct-19	-	(1,062)
Mill Wheat Euro (a)	21,065	2	Dec-19	-	(287)
90-Day Bank Bill	4,378,243	63	Dec-19	27,437	-
Corn (a)	1,100,325	51	Dec-19	-	(60,187)
Wheat (a)	26,925	1	Dec-19	110	-
90-Day Euro$	5,640,175	23	Dec-19	3,991	-
Bank Acceptance	6,741,323	36	Dec-19	3,353	-
Ice Ecx Emission (a)	29,883	1	Dec-19	-	(278)
Gold 100 Oz (a)	142,510	1	Dec-19	8,108	-
90-Day Bank Bill	2,990,740	43	Mar-20	24,978	-
Corn (a)	109,875	5	Mar-20	-	(6,511)
Wheat (a)	54,875	2	Mar-20	-	(279)
90-Day Euro$	35,138,675	143	Mar-20	136,562	-
90-Day Sterling	7,403,531	47	Mar-20	7,555	-
90-Day Bank Bill	139,132	2	Jun-20	1,651	-
90-Day Euro$	9,592,050	39	Jun-20	9,099	-
90-Day Sterling	8,507,899	54	Jun-20	-	(429)
Bank Acceptance	375,472	2	Sep-20	-	(231)
3 Mo Euro EURIBOR	856,876	3	Dec-20	3,140	-
3 Mo Euro EURIBOR	285,568	1	Mar-21	1,279	-

90-Day Euro$	8,613,500	35	Jun-21	9,718	-
90-Day Sterling	4,252,878	27	Jun-21	-	(214)
3 Mo Euro EURIBOR	285,057	1	Jun-22	966	-
90-Day Euro$	6,636,600	27	Jun-22	3,597	-
90-Day Sterling	6,766,959	43	Jun-22	-	(2,048)
90-Day Euro$	490,900	2	Jun-23	3,997	-
Total Purchase Contracts				1,534,056	(124,251)

Sale Contracts:
LME Lead (a)(b)	(47,925)	(1)	Jul-19	1,838	-
LME Zinc (a)(b)	(64,050)	(1)	Jul-19	1,637	-
Low Sulfur Gasoil (a)	(59,500)	(1)	Jul-19	-	(3,877)
Cboe Vix (a)	(139,725)	(9)	Jul-19	7,119	-
VSTOXX (a)	(6,504)	(4)	Jul-19	573	-
LME Nickel (a)(b)	(75,834)	(1)	Jul-19	34	-
E-Mini Crude Oil (a)	(29,235)	(1)	Jul-19	-	(3,135)
Ibex 35 Index	(521,531)	(5)	Jul-19	-	(942)
WTI Crude (a)	(643,170)	(11)	Jul-19	-	(65,876)
LME Nickel (a)(b)	(75,886)	(1)	Jul-19	-	(1,878)
Natural Gas (a)	(923,200)	(40)	Jul-19	7,864	-
Ice Natural Gas (a)	(50,490)	(5)	Jul-19	2,005	-
FTSE Klci	(60,907)	(3)	Jul-19	65	-
Ny Harb Ulsd (a)	(896,003)	(11)	Jul-19	-	(24,639)
Rapeseed Euro (a)	(20,709)	(1)	Jul-19	-	(286)
LME Nickel (a)(b)	(75,925)	(1)	Aug-19	-	(2,668)
LME Aluminium (a)(b)	(89,588)	(2)	Aug-19	2,542	-
LME Copper (a)(b)	(299,674)	(2)	Aug-19	4,646	-
Low Sulfur Gasoil (a)	(956,000)	(16)	Aug-19	-	(15,972)
Lean Hogs (a)	(243,200)	(8)	Aug-19	21,458	-
LME Copper (a)(b)	(149,858)	(1)	Aug-19	-	(3,554)
Cboe Vix (a)	(82,875)	(5)	Aug-19	1,904	-
VSTOXX (a)	(5,168)	(3)	Aug-19	203	-
LME Nickel (a)(b)	(76,070)	(1)	Aug-19	-	(4,876)
LME Lead (a)(b)	(48,277)	(1)	Aug-19	-	(3,215)
LME Zinc (a)(b)	(62,581)	(1)	Aug-19	1,029	-
LME Nickel (a)(b)	(76,103)	(1)	Aug-19	-	(2,516)
Natural Gas (a)	(319,480)	(14)	Aug-19	5,733	-
Cattle Feeder (a)	(68,425)	(1)	Aug-19	-	(2,577)
Live Cattle (a)	(626,100)	(15)	Aug-19	1,995	-
Mini Tpx Index	(28,772)	(2)	Sep-19	124	-
Nikkei 225 (Sgx)	(196,819)	(2)	Sep-19	-	(815)
Topix Index	(863,145)	(6)	Sep-19	-	(5,113)
Crude Palm Oil (a)	(47,211)	(4)	Sep-19	2,295	-
AUD/USD Currency	(1,829,360)	(26)	Sep-19	-	(27,996)
BP Currency	(3,346,613)	(42)	Sep-19	-	(931)
Euro FX Currency	(3,863,194)	(27)	Sep-19	-	(24,499)
Euro/Jpy	(1,280,005)	(9)	Sep-19	835	-
New Zealand $	(1,143,590)	(17)	Sep-19	-	(23,521)
Canadian Dollar Currency	(76,555)	(1)	Sep-19	-	(10,283)
Cboe Vix (a)	(16,925)	(1)	Sep-19	123	-
Coffee ‘C’ (a)	(164,175)	(4)	Sep-19	-	(8,012)
LME Copper (a)(b)	(1,049,300)	(7)	Sep-19	-	(2,923)
LME Nickel (a)(b)	(686,070)	(9)	Sep-19	-	(43,081)
LME Pri Alum (a)(b)	(810,113)	(18)	Sep-19	16,953	-
WTI Crude (a)	(58,400)	(1)	Sep-19	-	(5,591)
MSCI Eafe	(192,330)	(2)	Sep-19	-	(5,310)
MSCI Emerging Markets	(263,350)	(5)	Sep-19	-	(3,725)
S&P Mid 400 E-mini	(195,000)	(1)	Sep-19	-	(3,391)
STOXX 600 Bank	(15,089)	(2)	Sep-19	113	-

WTI Crude (a)	(58,400)	(1)	Sep-19	-	(5,642)
Coff Robusta 10Tn (a)	(116,080)	(8)	Sep-19	-	(2,204)
Copper (a)	(1,763,775)	(26)	Sep-19	-	(3,092)
Natural Gas (a)	(23,110)	(1)	Sep-19	318	-
Silver (a)	(767,050)	(10)	Sep-19	1,392	-
Brent Crude (a)	(64,070)	(1)	Sep-19	-	(2,061)
Ny Harb Ulsd (a)	(246,166)	(3)	Sep-19	2,520	-
Sugar #11 (World) (a)	(395,763)	(28)	Sep-19	-	(3,281)
Lean Hogs (a)	(28,340)	(1)	Oct-19	3,158	-
Crude Palm Oil (a)	(11,996)	(1)	Oct-19	331	-
Platinum (a)	(42,055)	(1)	Oct-19	-	(957)
Live Cattle (a)	(84,340)	(2)	Oct-19	1,786	-
Ny Harb Ulsd (a)	(82,274)	(1)	Oct-19	-	(4,567)
Low Sulfur Gasoil (a)	(60,225)	(1)	Nov-19	-	(3,926)
Canola (a)	(13,925)	(2)	Nov-19	497	-
Soybean (a)	(138,450)	(3)	Nov-19	-	(13,141)
WTI Crude (a)	(115,960)	(2)	Nov-19	3,587	-
Coff Robusta 10Tn (a)	(14,790)	(1)	Nov-19	389	-
Cotton No.2 (a)	(726,880)	(22)	Dec-19	6,739	-
Lean Hogs (a)	(28,460)	(1)	Dec-19	2,038	-
Soybean Meal (a)	(226,030)	(7)	Dec-19	-	(2,496)
Soybean Oil (a)	(207,576)	(12)	Dec-19	-	(882)
SX5E Dividend Index	(13,850)	(1)	Dec-19	-	(206)
Copper (a)	(136,025)	(2)	Dec-19	-	(116)
Silver (a)	(77,235)	(1)	Dec-19	88	-
Live Cattle (a)	(44,100)	(1)	Dec-19	108	-
Canola (a)	(14,145)	(2)	Jan-20	321	-
Soybean (a)	(186,900)	(4)	Jan-20	-	(296)
Soybean Meal (a)	(97,440)	(3)	Jan-20	1,703	-
Soybean Oil (a)	(17,442)	(1)	Jan-20	160	-
Live Cattle (a)	(91,300)	(2)	Feb-20	1,706	-
Soybean (a)	(47,075)	(1)	Mar-20	698	-
3 Mo Euro EURIBOR	(1,142,672)	(4)	Mar-20	-	(1,895)
Total Sale Contracts				108,627	(345,964)
Total Futures Contracts				$1,642,683	$(470,215)
Net Unrealized Appreciation				$1,172,468

(a) Contract held by Steben Managed Futures Cayman Fund Ltd. See Note 1.
(b) London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
June, 30 2019 (Unaudited)

Share Valuation
The price of the Steben Managed Futures Strategy Fund (the “Fund”) shares is based on the Net Asset Value (“NAV”) per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation
The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the “Board”). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the “Pricing and Valuation Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. (“Steben”) (the “Valuation Committee”) subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, morgage-backed bonds, municipal bonds, commercial paper, bank loans and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Trust’s financial statements and disclosures.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments and other financial instruments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset Backed Securities	$-	$635,299	$-	$635,299
Corporate Bonds	-	15,392,467	-	15,392,467
Mortgage Backed Securities	-	1,002,069	-	1,002,069
Total Long-Term Investments	$-	$17,029,835	$-	$17,029,835

Short-Term Investments
Commercial Paper	$-	$8,379,971	$-	$8,379,971
Money Market Fund	3,034,470	-	-	3,034,470
U.S. Government Notes/Bonds	-	22,554,314	-	22,554,314
Total Short-Term Investments	$3,034,470	$30,934,285	$-	$33,968,755

Total Investments	$3,034,470	$47,964,120	$-	$50,998,590

Forward Currency Contracts
Long Forward Currency Contracts	$-	$476,792	$-	$476,792
Short Forward Currency Contracts	-	(636,348)	-	(636,348)
Total Forward Currency Contracts	$-	$(159,556)	$-	$(159,556)

Futures Contracts
Long Futures Contracts	$1,409,805	$-	$-	$1,409,805
Short Futures Contracts	(237,337)	-	-	(237,337)
Total Futures Contracts	$1,172,468	$-	$-	$1,172,468

During the period ended June 30, 2019, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of asset and liabilities and statement of operations. Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities. Only the current day variation margin on futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities. The cumulative unrealized appreciation/depreciation of futures contracts is reported on the Fund's consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments.

Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated derivative instruments for the Fund at June 30, 2019 as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts(a)
Long	$486,972	$10,182	$476,790
Short	12,279	648,625	(636,346)
Total Forward Currency Contracts	499,251	658,807	(159,556)

Futures Contracts(b)
Long Contracts
Agricultural Commodities/Softs	$146	75,316	$(75,170)
Currencies	491	5,905	(5,414)
Energy	25,642	18,238	7,404
Interest Rates	1,115,057	2,922	1,112,135
Metals	243,198	14,355	228,843
Stock Indices	149,522	7,515	142,007
Total Long Contracts	1,534,056	124,251	1,409,805

Short Contracts
Agricultural Commodities/Softs	45,382	33,175	12,207
Currencies	-	87,230	(87,230)
Energy	22,027	135,286	(113,259)
Interest Rates	1,611	1,895	(284)
Metals	30,159	68,876	(38,717)
Stock Indices	9,448	19,502	(10,054)
Total Short Contracts	108,627	345,964	(237,337)
Total Futures Contracts	$1,642,683	$470,215	$1,172,468

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the consolidated statement of assets and liabilities.
(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Fund's derivative activity for the period ended June 30, 2019. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
			Net Change
	Net Realized		in Unrealized

Forward Currency Contracts	$74,836		$(112,535)
Futures Contracts
Agricultural Commodities/Softs	147,120		(272,931)
Currencies	398,262		(110,847)
Energy	(1,341,509)		(127,597)
Interest Rates	435,312		29,721
Metals	45,263		238,047
Stock Indices	3,320,927		(12,449)
Total Futures Contracts	$3,005,375	#	$(256,056)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the period ended June 30, 2019 were:

	Average Notional Amount
	Long Contracts		Short Contracts
Forward Currency Contracts	$58,983,894		$75,471,314
Futures Contracts	317,676,352		60,495,958

Please refer to the Fund’s prospectus for a listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at June 30, 2019 was $50,929,198. Net unrealized appreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation on investments	$104,801
Gross unrealized depreciation on investments	(35,409)
Gross unrealized appreciation on foreign currency	22,752
Gross unrealized depreciation on foreign currency	(10,453)
Gross unrealized appreciation on forwards	499,251
Gross unrealized depreciation on forwards	(658,807)
Gross unrealized appreciation on futures	1,642,683
Gross unrealized depreciation on futures	(470,215)
Net unrealized appreciation	$1,094,603

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above amounts do not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steben Alternative Investment Funds

By (Signature and Title)     /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date         8/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date         8/29/2019

By (Signature and Title)     /s/ Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date         8/29/2019